Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 38,465	$ 36,636
Less: accumulated depreciation	(33,827)	(31,366)
Property and equipment, net	49,166	22,708
Depreciation	3,500	7,100	$ 9,500
Network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	28,810	27,298
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,994	4,408
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,783	3,026
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,027	1,041
Self-developed software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	851	863
Property and equipment, net	42	42
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 44,486	$ 17,396